Financial instruments - financial and other risks - Financing risks (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025	May 31, 2020
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities		$ 783,900
Payments of lease liabilities, classified as financing activities		$ 0	$ 0	$ 516,127
Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate						7.00%
Unsecured Senior Notes Due 2030
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate					7.50%
Ocean Yield Lease Financing | Lease option to purchase option exercised | STI Symphony
Disclosure of detailed information about financial instruments [line items]
Payments of lease liabilities, classified as financing activities	$ 18,900